Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Flow Statement [Abstract]
Unrealized gains on non-hedged derivatives	$ 0.3	$ (1.6)
(Gain) loss on prepayment option fair value adjustment	0.0	(9.5)
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(1.3)
Loss on disposal of assets	1.9	4.6
Net realizable value adjustments	(5.9)	0.0
Gain on termination of retained interest royalty	1.3	0.0
Other non-cash items	0.8	(2.3)
Other adjustments for non-cash items	$ (3.9)	$ (10.1)